PROPERTY AND EQUIPMENT, NET	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following at September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021

Land	$-	$-
Building and building improvements	781,985	781,985
Equipment and machinery	6,446,029	4,621,878
Furniture and fixtures	260,426	260,426
Vehicles	567,927	533,867
	8,056,367	6,198,156
Less: accumulated depreciation	(5,367,961)	(5,190,386)
Total property and equipment, net	$2,688,406	$1,007,770

Depreciation and amortization expense was $177,756 and $98,435 for the nine months ended September 30, 2022 and 2021, respectively.